SCHEDULE OF INVESTMENTS
Ivy California Municipal High Income Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
California - 87.2%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006, 0.000%, 6-1-55(A)	$1,000	$50
CA Edu Fac Auth, Rev Bonds (Art Ctr College of Design), Ser 2018A, 5.000%, 12-1-48	250	294
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A, 5.000%, 4-1-47	300	346
CA Infra and Econ Dev Bank, Infra State Revolving Fund Rev Bonds, Ser 2016A, 4.000%, 10-1-19	400	403
CA Muni Fin Auth, Charter Sch Lease Rev Bonds (Bella Mente Montessori Academy Proj), Ser 2018A, 5.000%, 6-1-48	325	360
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2018A, 5.000%, 7-1-49	300	332
CA Muni Fin Auth, Insd Rev Bonds (Channing House Proj), Ser 2017B (Insured by the CA Office of Statewide Hlth Planning and Dev), 5.000%, 5-15-24	100	118

CA Muni Fin Auth, Insd Rev Bonds (Town and Country Manor), Ser 2019:
4.000%, 7-1-20	110	113
4.000%, 7-1-21	200	210
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A, 5.000%, 11-1-46	500	563
CA Muni Fin Auth, Rev Bonds (CA Lutheran Univ), Ser 2018, 5.000%, 10-1-27	250	307
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A, 5.000%, 11-15-32	425	545
CA Muni Fin Auth, Rev Rfdg Bonds (Eisenhower Med Ctr), Ser 2017B:
5.000%, 7-1-37	250	289
5.000%, 7-1-42	250	286
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	250	266
5.000%, 12-31-47	250	291
CA Muni Fin Auth, Student Hsng Rev Bonds (CHF-Davis I LLC - West Vlg Student Hsng Proj), Ser 2018 (Insured by BAMAC), 4.000%, 5-15-48	300	322
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2015A-1, 3.375%, 7-1-25	300	323

CA Pollutn Ctl Fin Auth, Solid Waste Rfdg Rev Bonds (Republic Svc, Inc. Proj), Ser 2010A, 1.910%, 9-1-38(B)	250	250
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012, 5.000%, 11-21-45	250	267
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Rfdg Bonds (San Diego Cnty Water Auth Desalination Proj Pipeline), Ser 2019, 5.000%, 11-21-45	250	296
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A, 5.000%, 6-1-52	300	264
CA Sch Fin Auth, Charter Sch Rev Bonds (Larchmont Charter Sch Proj), Ser 2018A, 5.000%, 6-1-43	250	268
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6-1-30	310	339
5.000%, 6-1-37	330	355
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch - Oblig Group), Ser 2017, 5.000%, 6-1-37	500	576

CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016, 5.000%, 8-1-41	250	277
CA Sch Fin Auth, Edu Fac Rev Bonds (River Springs Charter Sch), Ser 2017A, 5.000%, 7-1-52	340	369
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2015A, 5.000%, 7-1-45	100	111
CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A, 5.000%, 7-1-48	350	380
CA Sch Fin Auth, Sch Fac Rev Bonds (Green Dot Pub Sch CA Proj), Ser 2018A, 5.000%, 8-1-48	250	288
CA Sch Fin Auth, Sch Fac Rev Bonds (Kipp LA Proj), Ser 2017A, 5.000%, 7-1-47	300	344
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A, 5.000%, 7-1-49	300	339
CA Statewide Cmnty Dev Auth, Rev Bonds (American Baptist Homes of the West), Ser 2015, 5.000%, 10-1-22	270	298
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.250%, 12-1-56	250	279

CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase IV-ACHF - Irvine LLC), Ser 2017, 5.000%, 5-15-47	185	215
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apts, Phase IV-A CHF - Irvine LLC), Ser 2017, 5.000%, 5-15-42	300	350
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A, 5.250%, 12-1-44	250	276
CA Statewide Comnty Dev Auth, Sch Fac Rev Bonds (Alliance for College Ready Pub Sch - 47th and Main Proj), Ser 2012A, 6.375%, 7-1-47	100	107
CA Various Purp GO Bonds, 5.000%, 9-1-46	500	588
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A, 3.500%, 9-1-43	250	252
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016-2, 5.000%, 9-1-47	150	168
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9-1-42	200	211
4.250%, 9-1-47	300	319
Eureka Successor Agy, Tax Alloc Rfdg Bonds, Ser 2017B, 5.000%, 11-1-21	155	168

Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM), 3.950%, 1-15-53	300	315
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1, 5.000%, 6-1-29	600	709
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2018A, 5.000%, 6-1-22	175	193
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds, 5.300%, 6-1-37	150	155
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1, 5.000%, 6-1-47	500	501
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-2, 5.000%, 6-1-47	250	250
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC), 5.000%, 9-1-47	150	172
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017, 5.000%, 9-1-33	500	588

Long Beach Bond Fin Auth, Natural Gas Purchase Rev Bonds, Ser 2007A, 5.500%, 11-15-37	165	226
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B, 5.000%, 5-15-46	300	346
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C, 7.000%, 11-1-34	300	450
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A, 5.000%, 9-1-46	300	342
Norco Cmnty Fac Dist No. 2001-1, Spl Tax Rfdg Bonds (Norco Ridge Ranch), Ser 2017 (Insured by BAMAC), 3.000%, 9-1-19	615	617
Oakland-Alameda Cnty Coliseum Auth, Lease Rev Bonds (Oakland Coliseum Proj), Ser 2012A, 5.000%, 2-1-24	250	273
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac - Area A), Ser 2017:
5.000%, 9-1-42	130	145
5.000%, 9-1-47	230	257
Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017, 5.000%, 9-1-47	135	155
Oro Grande Elem Sch Dist, Cert of Part, Ser 2013, 5.000%, 9-15-27	40	44

Palamar Hlth, Rfdg Rev Bonds, Ser 2016:
4.000%, 11-1-39	175	181
5.000%, 11-1-39	500	562
Palomar Hlth, Cert of Part, Ser 2017, 5.000%, 11-1-21	250	267
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016, 5.000%, 9-1-46	250	282
Regents of the Univ of CA, Ltd. Proj Rev Bonds, Ser M, 5.000%, 5-15-32	300	373
Roseville City Sch Dist (Placer Cnty, CA), Election of 2002 GO Bonds, Ser A, 0.000%, 8-1-22(A)	100	95
Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A, 5.000%, 9-1-35	250	291
Sacramento Cnty Watr Fin Auth, Rev Bnds (Sacramento Cnty Watr Agy Zone 40 and 41 2007 Watr Sys Proj), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 55 bps), 2.239%, 6-1-34(C)	400	384
Sacramento Cnty, Arpt Sys Sub Rev Rfdg Bonds, Ser 2018E, 5.000%, 7-1-35	250	308
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016, 5.000%, 9-1-41	250	284

San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016, 4.000%, 9-1-42	250	262
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12-1-41	100	112
San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A, 5.000%, 7-1-27	100	126
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2017A, 5.000%, 7-1-42	200	238
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A, 4.000%, 5-1-49	250	273
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB, 4.000%, 11-1-39	250	275
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A, 5.000%, 3-1-47	200	232
San Juan Unif Sch Dist (Sacramento Cnty, CA), Elec of 1998 GO Bonds, Ser 2003B, 0.000%, 8-1-21(A)	200	194
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9-1-42	250	277

Santa Clara Cnty, CA, Union Elem Sch Dist, Election of 1999 GO Bonds, Ser A, 0.000%, 9-1-22(A)	100	95
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A, 5.000%, 11-1-33	295	376
State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H, 5.000%, 4-1-26	300	368
Successor Agy to the Redev Agy of the City of San Jose, Tax Alloc Rfdg Bonds, Ser 2017B, 5.000%, 8-1-19	300	301
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC), 4.000%, 8-1-40	250	268
Tob Securitization Auth of Northn CA, Tob Stlmt Asset-Bkd Bonds (Sacramento Cnty Tob Securitization Corp.), Ser 2005A-1, 5.500%, 6-1-45	100	100
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6-1-37	280	281

Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D, 0.000%, 6-1-46(A)	300	35
WA Township Hlth Care Dist Rev Bonds, Ser 2017A:
3.500%, 7-1-30	45	47
3.750%, 7-1-31	255	273
Westn Riverside Water and Wastewater Fin Auth, Local Agy Rev Rfdg Bonds, Ser 2016A, 5.000%, 9-1-29	250	300
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017, 5.000%, 9-1-47	300	339

		26,909

Guam - 0.8%
Guam Port Rev Bonds, Ser 2018B, 5.000%, 7-1-22	250	270

Puerto Rico - 1.1%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4, 5.250%, 7-1-30	135	138
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7-1-32	120	137
5.250%, 7-1-33	50	57

		332

TOTAL MUNICIPAL BONDS – 89.1%		$27,511

(Cost: $26,296)

SHORT-TERM SECURITIES
Master Note - 2.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(D)	858	858

Municipal Obligations - 7.0%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps), 1.900%, 7-7-19(D)	700	700
University of California (1-Month U.S. LIBOR plus 8 bps), 2.380%, 7-7-19(D)	1,450	1,450

		2,150

TOTAL SHORT-TERM SECURITIES – 9.8%		$3,008

(Cost: $3,008)

TOTAL INVESTMENT SECURITIES – 98.9%		$30,519

(Cost: $29,304)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		341

NET ASSETS - 100.0%		$30,860

Notes to Schedule of Investments

(A)	Zero coupon bond.
(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $250 or 0.8% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$27,511	$—
Short-Term Securities	—	3,008	—

Total	$—	$30,519	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$29,304

Gross unrealized appreciation	1,247
Gross unrealized depreciation	(32)

Net unrealized appreciation	$1,215